Supplemental Guarantor Information Condensed Consolidating Statement of Operations (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014	May. 31, 2014	Feb. 28, 2014	Nov. 30, 2013	Aug. 31, 2013	May. 31, 2013	Feb. 28, 2013	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Condensed Financial Statements, Captions [Line Items]
Revenue	$ 582,317	$ 556,011	$ 568,008	$ 524,458	$ 559,675	$ 480,288	$ 418,143	$ 382,525	$ 2,230,794	$ 1,840,631	$ 1,529,869
Operating expenses:
Cost of revenue	221,973	219,208	224,945	212,925	217,406	198,279	172,424	160,075	879,051	748,184	624,514
Selling, general and administrative									828,158	680,989	534,043
Depreciation and amortization									202,145	158,737	118,243
Restructuring charges									9,272	13,458	16,829
Acquisition-related costs									1,901	23,428	4,147
Net periodic pension and postretirement expense									6,774	11,619	24,917
Other Operating Income									(99)	6,012	(111)
Total operating expenses									1,927,202	1,642,427	1,322,582
Operating income									303,592	198,204	207,287
Interest income									988	1,271	999
Interest expense									(55,383)	(44,582)	(20,573)
Non-operating expense, net									(54,395)	(43,311)	(19,574)
Income from continuing operations before income taxes									249,197	154,893	187,713
Provision for income taxes									(54,648)	(23,059)	(29,564)
Income from continuing operations									194,549	131,834	158,149
Income (loss) from discontinued operations, net									0	(101)	19
Equity in net income of subsidiaries									0	0	0
Net income	$ 60,118	$ 46,517	$ 55,492	$ 32,422	$ 40,810	$ 23,362	$ 42,890	$ 24,671	194,549	131,733	158,168
Eliminating Entries [Member]
Condensed Financial Statements, Captions [Line Items]
Revenue									(48,106)	(61,161)	(55,094)
Operating expenses:
Cost of revenue									(48,106)	(61,161)	(55,094)
Selling, general and administrative									0	0	0
Depreciation and amortization									0	0	0
Restructuring charges									0	0	0
Acquisition-related costs									0	0	0
Net periodic pension and postretirement expense									0	0	0
Other Operating Income									0	0	0
Total operating expenses									(48,106)	(61,161)	(55,094)
Operating income									0	0	0
Interest income									(618)	(829)	(7)
Interest expense									618	829	7
Non-operating expense, net									0	0	0
Income from continuing operations before income taxes									0	0	0
Provision for income taxes									0	0	0
Income from continuing operations									0	0	0
Income (loss) from discontinued operations, net										0	0
Equity in net income of subsidiaries									(296,864)	(179,682)	(173,965)
Net income									(296,864)	(179,682)	(173,965)
IHS Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Revenue									0	0	0
Operating expenses:
Cost of revenue									0	0	0
Selling, general and administrative									12,721	11,940	11,288
Depreciation and amortization									0	0	0
Restructuring charges									0	0	0
Acquisition-related costs									0	0	0
Net periodic pension and postretirement expense									88	141	248
Other Operating Income									49	(61)	0
Total operating expenses									12,858	12,020	11,536
Operating income									(12,858)	(12,020)	(11,536)
Interest income									0	0	0
Interest expense									(3,576)	0	0
Non-operating expense, net									(3,576)	0	0
Income from continuing operations before income taxes									(16,434)	(12,020)	(11,536)
Provision for income taxes									6,491	4,748	4,557
Income from continuing operations									(9,943)	(7,272)	(6,979)
Income (loss) from discontinued operations, net										0	0
Equity in net income of subsidiaries									204,492	139,005	165,147
Net income									194,549	131,733	158,168
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Revenue									1,542,701	1,206,806	749,059
Operating expenses:
Cost of revenue									789,811	681,961	409,352
Selling, general and administrative									511,705	365,841	252,915
Depreciation and amortization									150,324	84,266	40,763
Restructuring charges									5,504	7,897	9,733
Acquisition-related costs									1,268	19,188	3,241
Net periodic pension and postretirement expense									6,686	11,427	19,295
Other Operating Income									725	(3,200)	194
Total operating expenses									1,466,023	1,167,380	735,493
Operating income									76,678	39,426	13,566
Interest income									476	906	139
Interest expense									(51,020)	(42,793)	(19,884)
Non-operating expense, net									(50,544)	(41,887)	(19,745)
Income from continuing operations before income taxes									26,134	(2,461)	(6,179)
Provision for income taxes									(10,322)	933	2,441
Income from continuing operations									15,812	(1,528)	(3,738)
Income (loss) from discontinued operations, net										0	0
Equity in net income of subsidiaries									92,372	40,677	8,818
Net income									108,184	39,149	5,080
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Revenue									736,199	694,986	835,904
Operating expenses:
Cost of revenue									137,346	127,384	270,256
Selling, general and administrative									303,732	303,208	269,840
Depreciation and amortization									51,821	74,471	77,480
Restructuring charges									3,768	5,561	7,096
Acquisition-related costs									633	4,240	906
Net periodic pension and postretirement expense									0	51	5,374
Other Operating Income									(873)	9,273	(305)
Total operating expenses									496,427	524,188	630,647
Operating income									239,772	170,798	205,257
Interest income									1,130	1,194	867
Interest expense									(1,405)	(2,618)	(696)
Non-operating expense, net									(275)	(1,424)	171
Income from continuing operations before income taxes									239,497	169,374	205,428
Provision for income taxes									(50,817)	(28,740)	(36,562)
Income from continuing operations									188,680	140,634	168,866
Income (loss) from discontinued operations, net										(101)	19
Equity in net income of subsidiaries									0	0	0
Net income									$ 188,680	$ 140,533	$ 168,885